Accounts and notes and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accounts and Notes and Other Receivables

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Accounts receivable	4,138,580	4,013,705	135,415
Notes receivable	1,753	2,029	69
Less: Allowance for impairment losses	(87)	—	—

	4,140,246	4,015,734	135,484

Other receivables	57,411	56,716	1,914
Less: Allowance for impairment losses	—	—	—

	57,411	56,716	1,914

	4,197,657	4,072,450	137,398

Movements in Allowance for Impairment of Accounts and Other Receivables

The movements in allowance for impairment of accounts and other receivables during the years are as follows:

	Accounts receivable	Other receivables
	NT$000	NT$000
January 1, 2016	—	—
Impairment losses recognized	87	—

December 31, 2016	87	—
Reversal of allowance for impairment losses	(87)	—

December 31, 2017	—	—

December 31, 2017 (US$000)	—	—

Ageing of Accounts Receivable which are Past Due but not Impaired

Ageing of accounts receivable which are past due but not impaired is as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
≤ 1 month	24,141	10,482	354
1 – 2 months	728	477	16
2 – 3 months	183	426	14
3 – 4 months	245	1,431	48
> 4 months	2,013	3,056	103

	27,310	15,872	535